Financing Agreements - Borrowings Under Repurchase Agreement And Associated Assets Pledged as Collateral (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Repurchase Agreements
Fair value of securities pledged against the repurchase agreements	$ 8,019,405	$ 5,799,786
Mark-to-market financing agreements secured by residential whole loans
Repurchase Agreements
Fair value of securities pledged against the repurchase agreements	2,629,919	4,140,961
Mark-to-market financing agreements secured by residential whole loans | Fair Value
Repurchase Agreements
Carrying Value	$ 2,391,602	$ 1,113,553
Weighted average haircut rate	25.27%	34.17%
Mark-to-market financing agreements secured by residential whole loans | Fair Value | Asset Pledged as Collateral with Right
Repurchase Agreements
Fair value of securities pledged against the repurchase agreements	$ 3,301,288	$ 1,798,813
Mark-to-market financing agreements secured by securities at fair value | Fair Value
Repurchase Agreements
Carrying Value	$ 159,148	$ 213,915
Weighted average haircut rate	37.00%	41.16%
Mark-to-market financing agreements secured by securities at fair value | Fair Value | Asset Pledged as Collateral with Right
Repurchase Agreements
Fair value of securities pledged against the repurchase agreements	$ 256,685	$ 399,999
Mark-to-market financing agreements secured by real estate owned
Repurchase Agreements
Fair value of securities pledged against the repurchase agreements	90,445	49,477
Mark-to-market financing agreements secured by real estate owned | Fair Value
Repurchase Agreements
Carrying Value	$ 11,549	$ 10,609
Weighted average haircut rate	58.46%	55.56%
Mark-to-market financing agreements secured by real estate owned | Fair Value | Asset Pledged as Collateral with Right
Repurchase Agreements
Fair value of securities pledged against the repurchase agreements	$ 34,606	$ 22,525
Loan Securitization | Fair Value
Repurchase Agreements
Fair value of securities pledged against the repurchase agreements		141,900
Non-mark-to-market financing secured by residential whole loans | Fair Value
Repurchase Agreements
Carrying Value	$ 928,055	$ 1,156,125
Weighted average haircut rate	29.98%	39.46%
Non-mark-to-market financing secured by residential whole loans | Fair Value | Asset Pledged as Collateral with Right
Repurchase Agreements
Fair value of securities pledged against the repurchase agreements	$ 1,420,283	$ 1,930,283
Non-mark-to-market financing secured by real estate owned | Fair Value
Repurchase Agreements
Carrying Value	$ 11,485	$ 3,088
Weighted average haircut rate	61.28%	59.73%
Non-mark-to-market financing secured by real estate owned | Fair Value | Asset Pledged as Collateral with Right
Repurchase Agreements
Fair value of securities pledged against the repurchase agreements	$ 29,894	$ 7,441